Fair value measurement - Carried at fair value (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial instruments
Financial assets classified as available-for-sale	$ 266	$ 909
Jackson
Financial instruments
Financial assets classified as available-for-sale	266	683
At fair value
Financial instruments
Total financial investments, net of derivative liabilities	$ 134,686	$ 161,535
Percentage of total (%)	100.00%	100.00%
Total financial instruments at fair value	$ 129,752	$ 155,057
Percentage of total (%)	100.00%	100.00%
At fair value | Loans
Financial instruments
Financial assets	$ 450	$ 621
At fair value | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	57,679	61,601
At fair value | Debt securities
Financial instruments
Financial assets	76,989	99,094
At fair value | Derivative assets
Financial instruments
Financial assets	569	481
At fair value | Derivative liabilities
Financial instruments
Financial liabilities	(1,001)	(262)
At fair value | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(4,934)	(6,478)
At fair value | Investment contract liabilities without discretionary participation features
Financial instruments
Financial liabilities	(741)	(814)
At fair value | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(4,193)	(5,664)
At fair value | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	81,233	98,433
At fair value | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	23,174	26,372
At fair value | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	30,279	36,730
At fair value | Level 1
Financial instruments
Total financial investments, net of derivative liabilities	$ 106,244	$ 130,369
Percentage of total (%)	78.00%	81.00%
Total financial instruments at fair value	$ 102,051	$ 124,751
Percentage of total (%)	78.00%	81.00%
At fair value | Level 1 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	$ 49,725	$ 54,107
At fair value | Level 1 | Debt securities
Financial instruments
Financial assets	57,215	76,049
At fair value | Level 1 | Derivative assets
Financial instruments
Financial assets	82	359
At fair value | Level 1 | Derivative liabilities
Financial instruments
Financial liabilities	(778)	(146)
At fair value | Level 1 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(4,193)	(5,618)
At fair value | Level 1 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities	(4,193)	(5,618)
At fair value | Level 1 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	65,880	82,489
At fair value | Level 1 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	21,319	24,024
At fair value | Level 1 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	19,045	23,856
At fair value | Level 2
Financial instruments
Total financial investments, net of derivative liabilities	$ 27,577	$ 30,526
Percentage of total (%)	21.00%	19.00%
Total financial instruments at fair value	$ 26,836	$ 29,666
Percentage of total (%)	21.00%	19.00%
At fair value | Level 2 | Loans
Financial instruments
Financial assets	$ 447	$ 616
At fair value | Level 2 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	7,130	6,917
At fair value | Level 2 | Debt securities
Financial instruments
Financial assets	19,736	22,987
At fair value | Level 2 | Debt securities | Internal valuation
Financial instruments
Financial assets	37	24
At fair value | Level 2 | Derivative assets
Financial instruments
Financial assets	487	122
At fair value | Level 2 | Derivative liabilities
Financial instruments
Financial liabilities	(223)	(116)
At fair value | Level 2 | Other financial liabilities at fair value
Financial instruments
Financial liabilities	(741)	(860)
At fair value | Level 2 | Investment contract liabilities without discretionary participation features
Financial instruments
Financial liabilities	(741)	(814)
At fair value | Level 2 | Net asset value attributable to unit holders of consolidated investment funds
Financial instruments
Financial liabilities		(46)
At fair value | Level 2 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	14,605	15,438
At fair value | Level 2 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	1,851	2,343
At fair value | Level 2 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	11,121	12,745
At fair value | Level 3
Financial instruments
Financial assets	865	640	$ 484
Total financial investments, net of derivative liabilities	$ 865	$ 640
Percentage of total (%)	1.00%	0.00%
Total financial instruments at fair value	$ 865	$ 640
Percentage of total (%)	1.00%	0.00%
At fair value | Level 3 | Loans
Financial instruments
Financial assets	$ 3	$ 5	6
At fair value | Level 3 | Equity securities and holdings in collective investment schemes
Financial instruments
Financial assets	824	577	445
Total financial instruments at fair value	824	557
At fair value | Level 3 | Debt securities
Financial instruments
Financial assets	38	58	$ 33
At fair value | Level 3 | With-profits business
Financial instruments
Total financial investments, net of derivative liabilities	748	506
At fair value | Level 3 | Unit-linked and variable annuity separate account
Financial instruments
Total financial investments, net of derivative liabilities	4	5
At fair value | Level 3 | Non-linked shareholder-backed
Financial instruments
Total financial investments, net of derivative liabilities	113	129
Total financial instruments at fair value	$ 113	$ 129